Note 3 - Acquisitions (Detail) - Purchase price allocation of securities consulting license acquisition by CFO Software: (USD $)	12 Months Ended
Dec. 31, 2012
Total purchase price	$ 2,063,361
Securities Consulting License Acquisition By CFO Software [Member]
Securities consulting license	2,751,148
Securities consulting license	15 years
Deferred tax liabilities	(687,787)
Total purchase price	$ 2,063,361